UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
(Loss)/profit before tax	$ 1,648	$ (10,341)
Adjustments for:
Depreciation of property, plant and equipment	2	1
Amortization of intangible assets	319	195
Amortization of right-of-use assets	300
Allowance for credit losses on accounts receivable	162
Share-based compensation expenses	805
Fair value changes on financial asset at fair value through profits or loss	(911)	9
Share of losses from an equity investee	24
Realized fair value changes on digital assets		(935)
Realized fair value changes on amount due to related parties denominated in digital assets	(98)	285
Fair value changes on derivative contract	(1,250)	26
Unrealized fair value changes on digital assets		8,399
Unrealized fair value changes on amount due to related parties denominated in digital assets	1,498	193
Interest expense	61	22
Interest income	(99)	(74)
Net income received or settled in digital assets	(2,086)	1,553
Operating cash flows before working capital changes	375	(667)
Changes in working capital:
Trade and other receivables	276	(70)
Trade and other payables	(4,588)	311
Contract liabilities	878
Balances with related parties	(1,047)
Cash generated from operating activities	(4,106)	(426)
Income tax refunded	9
Net cash used in operating activities	(4,097)	(426)
Cash flows from investing activities
Advance to related parties	(1,337)	(4,054)
Purchase of intangible assets	(92)
Purchase of financial assets at fair value through profits or loss	(1,086)
Disposal of crypto assets held	2,086
Interest received	99	74
Change in time deposits		(3,000)
Net cash used in investing activities	(330)	(6,980)
Cash flows from financing activities
Repayment of bank borrowings	(1,969)
Proceeds from bank borrowings	2,672
Repayment from related parties, net	2,471	7,379
Payment for principal and interest of lease liabilities	(383)
Issuance of preference shares		3,000
Net cash generated from financing activities	2,791	10,379
Net increase/(decrease) in cash and bank balances	(1,636)	2,973
Reconciliation of cash and bank balances within the unaudited condensed consolidated statements of financial position to the amounts shown in the unaudited condensed consolidated statements of cash flows above:
Cash and cash equivalents	22,716	3,766
Restricted cash, current	3,111
Reconciliation of cash and bank balances	$ 25,827	$ 3,766